Long-term debt	12 Months Ended
Sep. 30, 2020
Financial Instruments [Abstract]
Long-term debt
Long-term debt

	As at September 30, 2020	As at September 30, 2019
	$	$
Senior U.S. unsecured note repayable of $333,125 (U.S.$250,000) in December 2021[1]	339,682	332,533
Senior unsecured notes repayable in September by tranches of $73,288 (U.S.$55,000) in 2021, $399,750 (U.S.$300,000) in 2024, $266,500 (U.S.$200,000) in four yearly repayments of U.S.$50,000 from 2021 to 2024 and $132,787 (€85,000) in 2021[2]	872,283	924,021
Unsecured committed revolving credit facility[3]	—	334,370
Unsecured committed term loan credit facilities[4]	2,330,288	661,939
Obligations under finance leases repayable in blended monthly installments (maturing at various dates until 2024, bearing a weighted average interest rate of 2.44% in 2019) (Note 3)	—	30,339
Other long-term debt	44,842	48,005
	3,587,095	2,331,207
Current portion	310,764	113,511
	3,276,331	2,217,696

[1]
As at September 30, 2020, an amount of $333,125,000 was borrowed, plus fair value adjustments relating to interest rate swaps designated as fair value hedges of $6,470,000 and less financing fees. The private placement financing with U.S. institutional investors is comprised of one tranche of Senior U.S. unsecured note, due in December 2021, with an interest rate of 4.99% (interest rate of 4.99% in 2019). The Senior U.S. unsecured note contains covenants that require the Company to maintain certain financial ratios (Note 33). As at September 30, 2020, the Company was in compliance with these covenants.

[2]
As at September 30, 2020, an amount of $872,325,000 was borrowed, less financing fees. The private placement is comprised of three tranches of Senior U.S. unsecured notes and one tranche of Senior euro unsecured note, with a weighted average maturity of 2.8 years and a weighted average interest rate of 3.64% (3.66% in 2019). In September 2020, the Company repaid the third of the seven yearly scheduled repayments of U.S.$50,000,000 on a tranche of the Senior U.S. unsecured notes for a total amount of $65,860,000 and settled the related cross-currency swaps (Note 32). The Senior unsecured notes contain covenants that require the Company to maintain certain financial ratios (Note 33). As at September 30, 2020, the Company was in compliance with these covenants.

[3] The Company has an unsecured committed revolving credit facility available for an amount of $1,500,000,000 that expires in December 2024. This facility bears interest at bankers' acceptance, LIBOR or Canadian prime, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2020, there was no amount drawn upon this facility. An amount of $9,699,000 has been committed against this facility to cover various letters of credit issued for clients and other parties. The unsecured committed revolving credit facility contains covenants that require the Company to maintain certain financial ratios (Note 33). As at September 30, 2020, the Company was in compliance with these covenants.

[4]
During the year ended September 30, 2020, the Company entered into the 2020 Term Loan for a total principal amount of U.S.$1,250,000,000 (Note 32). The 2020 Term Loan expires in March 2022, bears interest based on the 1 month USD LIBOR rate, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2020, an amount of $1,665,625,000 was borrowed less financing fees with a weighted average interest rate of 0.16% and a margin of 1.50%. In addition, the Company has an unsecured committed term loan credit facility for a notional amount of U.S.$500,000,000 expiring in December 2023. This facility bears interest based on the 1 month USD LIBOR rate, plus a variable margin that is determined based on the Company's leverage ratio. As at September 30, 2020, an amount of $666,250,000 was borrowed less financing fees with a weighted average interest rate ratio of 0.16% and a margin of 1.00%. The unsecured committed term loan credit facilities contains covenants that require the Company to maintain certain financial ratios (Note 33). As at September 30, 2020, the Company was in compliance with these covenants.